Shareholder Report, Holdings (Details)	May 31, 2025
American Funds Corporate Bond Fund® - Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.39%
American Funds Corporate Bond Fund® - Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds Corporate Bond Fund® - Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
American Funds Corporate Bond Fund® - Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
American Funds Corporate Bond Fund® - Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
American Funds Corporate Bond Fund® - Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
American Funds Corporate Bond Fund® - Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Corporate Bond Fund® - Class A [Member] | Other corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
American Funds Corporate Bond Fund® - Class A [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
American Funds Corporate Bond Fund® - Class A [Member] | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Corporate Bond Fund® - Class A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
American Funds Corporate Bond Fund® - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.39%
American Funds Corporate Bond Fund® - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds Corporate Bond Fund® - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
American Funds Corporate Bond Fund® - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
American Funds Corporate Bond Fund® - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
American Funds Corporate Bond Fund® - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
American Funds Corporate Bond Fund® - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Corporate Bond Fund® - Class C | Other corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
American Funds Corporate Bond Fund® - Class C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
American Funds Corporate Bond Fund® - Class C | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Corporate Bond Fund® - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
American Funds Corporate Bond Fund® - Class T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.39%
American Funds Corporate Bond Fund® - Class T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds Corporate Bond Fund® - Class T | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
American Funds Corporate Bond Fund® - Class T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
American Funds Corporate Bond Fund® - Class T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
American Funds Corporate Bond Fund® - Class T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
American Funds Corporate Bond Fund® - Class T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Corporate Bond Fund® - Class T | Other corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
American Funds Corporate Bond Fund® - Class T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
American Funds Corporate Bond Fund® - Class T | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Corporate Bond Fund® - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
American Funds Corporate Bond Fund® - Class F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.39%
American Funds Corporate Bond Fund® - Class F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds Corporate Bond Fund® - Class F-1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
American Funds Corporate Bond Fund® - Class F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
American Funds Corporate Bond Fund® - Class F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
American Funds Corporate Bond Fund® - Class F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
American Funds Corporate Bond Fund® - Class F-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Corporate Bond Fund® - Class F-1 | Other corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
American Funds Corporate Bond Fund® - Class F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
American Funds Corporate Bond Fund® - Class F-1 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Corporate Bond Fund® - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
American Funds Corporate Bond Fund® - Class F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.39%
American Funds Corporate Bond Fund® - Class F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds Corporate Bond Fund® - Class F-2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
American Funds Corporate Bond Fund® - Class F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
American Funds Corporate Bond Fund® - Class F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
American Funds Corporate Bond Fund® - Class F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
American Funds Corporate Bond Fund® - Class F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Corporate Bond Fund® - Class F-2 | Other corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
American Funds Corporate Bond Fund® - Class F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
American Funds Corporate Bond Fund® - Class F-2 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Corporate Bond Fund® - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
American Funds Corporate Bond Fund® - Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.39%
American Funds Corporate Bond Fund® - Class F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds Corporate Bond Fund® - Class F-3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
American Funds Corporate Bond Fund® - Class F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
American Funds Corporate Bond Fund® - Class F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
American Funds Corporate Bond Fund® - Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
American Funds Corporate Bond Fund® - Class F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Corporate Bond Fund® - Class F-3 | Other corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
American Funds Corporate Bond Fund® - Class F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
American Funds Corporate Bond Fund® - Class F-3 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Corporate Bond Fund® - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
American Funds Corporate Bond Fund® - Class 529-A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.39%
American Funds Corporate Bond Fund® - Class 529-A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds Corporate Bond Fund® - Class 529-A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
American Funds Corporate Bond Fund® - Class 529-A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
American Funds Corporate Bond Fund® - Class 529-A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
American Funds Corporate Bond Fund® - Class 529-A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
American Funds Corporate Bond Fund® - Class 529-A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Corporate Bond Fund® - Class 529-A | Other corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
American Funds Corporate Bond Fund® - Class 529-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
American Funds Corporate Bond Fund® - Class 529-A | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Corporate Bond Fund® - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
American Funds Corporate Bond Fund® - Class 529-C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.39%
American Funds Corporate Bond Fund® - Class 529-C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds Corporate Bond Fund® - Class 529-C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
American Funds Corporate Bond Fund® - Class 529-C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
American Funds Corporate Bond Fund® - Class 529-C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
American Funds Corporate Bond Fund® - Class 529-C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
American Funds Corporate Bond Fund® - Class 529-C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Corporate Bond Fund® - Class 529-C | Other corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
American Funds Corporate Bond Fund® - Class 529-C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
American Funds Corporate Bond Fund® - Class 529-C | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Corporate Bond Fund® - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
American Funds Corporate Bond Fund® - Class 529-E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.39%
American Funds Corporate Bond Fund® - Class 529-E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds Corporate Bond Fund® - Class 529-E | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
American Funds Corporate Bond Fund® - Class 529-E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
American Funds Corporate Bond Fund® - Class 529-E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
American Funds Corporate Bond Fund® - Class 529-E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
American Funds Corporate Bond Fund® - Class 529-E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Corporate Bond Fund® - Class 529-E | Other corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
American Funds Corporate Bond Fund® - Class 529-E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
American Funds Corporate Bond Fund® - Class 529-E | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Corporate Bond Fund® - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
American Funds Corporate Bond Fund® - Class 529-T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.39%
American Funds Corporate Bond Fund® - Class 529-T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds Corporate Bond Fund® - Class 529-T | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
American Funds Corporate Bond Fund® - Class 529-T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
American Funds Corporate Bond Fund® - Class 529-T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
American Funds Corporate Bond Fund® - Class 529-T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
American Funds Corporate Bond Fund® - Class 529-T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Corporate Bond Fund® - Class 529-T | Other corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
American Funds Corporate Bond Fund® - Class 529-T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
American Funds Corporate Bond Fund® - Class 529-T | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Corporate Bond Fund® - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
American Funds Corporate Bond Fund® - Class 529-F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.39%
American Funds Corporate Bond Fund® - Class 529-F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds Corporate Bond Fund® - Class 529-F-1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
American Funds Corporate Bond Fund® - Class 529-F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
American Funds Corporate Bond Fund® - Class 529-F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
American Funds Corporate Bond Fund® - Class 529-F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
American Funds Corporate Bond Fund® - Class 529-F-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Corporate Bond Fund® - Class 529-F-1 | Other corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
American Funds Corporate Bond Fund® - Class 529-F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
American Funds Corporate Bond Fund® - Class 529-F-1 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Corporate Bond Fund® - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
American Funds Corporate Bond Fund® - Class 529-F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.39%
American Funds Corporate Bond Fund® - Class 529-F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds Corporate Bond Fund® - Class 529-F-2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
American Funds Corporate Bond Fund® - Class 529-F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
American Funds Corporate Bond Fund® - Class 529-F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
American Funds Corporate Bond Fund® - Class 529-F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
American Funds Corporate Bond Fund® - Class 529-F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Corporate Bond Fund® - Class 529-F-2 | Other corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
American Funds Corporate Bond Fund® - Class 529-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
American Funds Corporate Bond Fund® - Class 529-F-2 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Corporate Bond Fund® - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
American Funds Corporate Bond Fund® - Class 529-F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.39%
American Funds Corporate Bond Fund® - Class 529-F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds Corporate Bond Fund® - Class 529-F-3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
American Funds Corporate Bond Fund® - Class 529-F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
American Funds Corporate Bond Fund® - Class 529-F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
American Funds Corporate Bond Fund® - Class 529-F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
American Funds Corporate Bond Fund® - Class 529-F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Corporate Bond Fund® - Class 529-F-3 | Other corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
American Funds Corporate Bond Fund® - Class 529-F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
American Funds Corporate Bond Fund® - Class 529-F-3 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Corporate Bond Fund® - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
American Funds Corporate Bond Fund® - Class R1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.39%
American Funds Corporate Bond Fund® - Class R1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds Corporate Bond Fund® - Class R1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
American Funds Corporate Bond Fund® - Class R1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
American Funds Corporate Bond Fund® - Class R1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
American Funds Corporate Bond Fund® - Class R1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
American Funds Corporate Bond Fund® - Class R1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Corporate Bond Fund® - Class R1 | Other corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
American Funds Corporate Bond Fund® - Class R1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
American Funds Corporate Bond Fund® - Class R1 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Corporate Bond Fund® - Class R1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
American Funds Corporate Bond Fund® - Class R2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.39%
American Funds Corporate Bond Fund® - Class R2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds Corporate Bond Fund® - Class R2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
American Funds Corporate Bond Fund® - Class R2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
American Funds Corporate Bond Fund® - Class R2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
American Funds Corporate Bond Fund® - Class R2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
American Funds Corporate Bond Fund® - Class R2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Corporate Bond Fund® - Class R2 | Other corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
American Funds Corporate Bond Fund® - Class R2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
American Funds Corporate Bond Fund® - Class R2 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Corporate Bond Fund® - Class R2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
American Funds Corporate Bond Fund® - Class R-2E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.39%
American Funds Corporate Bond Fund® - Class R-2E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds Corporate Bond Fund® - Class R-2E | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
American Funds Corporate Bond Fund® - Class R-2E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
American Funds Corporate Bond Fund® - Class R-2E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
American Funds Corporate Bond Fund® - Class R-2E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
American Funds Corporate Bond Fund® - Class R-2E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Corporate Bond Fund® - Class R-2E | Other corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
American Funds Corporate Bond Fund® - Class R-2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
American Funds Corporate Bond Fund® - Class R-2E | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Corporate Bond Fund® - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
American Funds Corporate Bond Fund® - Class R3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.39%
American Funds Corporate Bond Fund® - Class R3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds Corporate Bond Fund® - Class R3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
American Funds Corporate Bond Fund® - Class R3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
American Funds Corporate Bond Fund® - Class R3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
American Funds Corporate Bond Fund® - Class R3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
American Funds Corporate Bond Fund® - Class R3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Corporate Bond Fund® - Class R3 | Other corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
American Funds Corporate Bond Fund® - Class R3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
American Funds Corporate Bond Fund® - Class R3 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Corporate Bond Fund® - Class R3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
American Funds Corporate Bond Fund® - Class R-4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.39%
American Funds Corporate Bond Fund® - Class R-4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds Corporate Bond Fund® - Class R-4 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
American Funds Corporate Bond Fund® - Class R-4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
American Funds Corporate Bond Fund® - Class R-4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
American Funds Corporate Bond Fund® - Class R-4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
American Funds Corporate Bond Fund® - Class R-4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Corporate Bond Fund® - Class R-4 | Other corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
American Funds Corporate Bond Fund® - Class R-4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
American Funds Corporate Bond Fund® - Class R-4 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Corporate Bond Fund® - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
American Funds Corporate Bond Fund® - Class R-5E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.39%
American Funds Corporate Bond Fund® - Class R-5E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds Corporate Bond Fund® - Class R-5E | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
American Funds Corporate Bond Fund® - Class R-5E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
American Funds Corporate Bond Fund® - Class R-5E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
American Funds Corporate Bond Fund® - Class R-5E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
American Funds Corporate Bond Fund® - Class R-5E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Corporate Bond Fund® - Class R-5E | Other corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
American Funds Corporate Bond Fund® - Class R-5E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
American Funds Corporate Bond Fund® - Class R-5E | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Corporate Bond Fund® - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
American Funds Corporate Bond Fund® - Class R-5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.39%
American Funds Corporate Bond Fund® - Class R-5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds Corporate Bond Fund® - Class R-5 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
American Funds Corporate Bond Fund® - Class R-5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
American Funds Corporate Bond Fund® - Class R-5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
American Funds Corporate Bond Fund® - Class R-5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
American Funds Corporate Bond Fund® - Class R-5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Corporate Bond Fund® - Class R-5 | Other corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
American Funds Corporate Bond Fund® - Class R-5 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
American Funds Corporate Bond Fund® - Class R-5 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Corporate Bond Fund® - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
American Funds Corporate Bond Fund® - Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.39%
American Funds Corporate Bond Fund® - Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds Corporate Bond Fund® - Class R-6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
American Funds Corporate Bond Fund® - Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%
American Funds Corporate Bond Fund® - Class R-6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
American Funds Corporate Bond Fund® - Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
American Funds Corporate Bond Fund® - Class R-6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Corporate Bond Fund® - Class R-6 | Other corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
American Funds Corporate Bond Fund® - Class R-6 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
American Funds Corporate Bond Fund® - Class R-6 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
American Funds Corporate Bond Fund® - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]

[1]	Includes derivatives.